Note 13 - Capital and Other Components of Equity - Unsecured Convertible Debentures (Details) - CAD ($) $ in Thousands					12 Months Ended
	Mar. 27, 2018	Dec. 27, 2017	Aug. 15, 2017	Apr. 07, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Number of shares (in shares)	33,605	22,783	23,885	9,496	89,769
Amount	$ 40	$ 40	$ 40	$ 17	$ 137